PIMCO REALPATH Blend 2030 Fund Expense Example, No Redemption - PIMCO REALPATH Blend 2030 Fund - A	Jun. 30, 2026 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 660
Expense Example, No Redemption, 3 Years	894
Expense Example, No Redemption, 5 Years	1,147
Expense Example, No Redemption, 10 Years	$ 1,870